                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The 59 Wall Street Fund, Inc.
                                       21 Milk Street
                                       Boston, MA  02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The 59 Wall Street Small Company Fund
        The 59 Wall Street European Equity Fund
        The 59 Wall Street Pacific Basin Equity Fund


3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-35827

4(a).   Last day of fiscal year for which this notice is filed:October 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

            The 59 Wall Street Small Company Fund                   $ 6,831,127
            The 59 Wall Street European Equity Fund                $152,395,204
            The 59 Wall Street Pacific Basin Equity Fund            $57,346,431


        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

            The 59 Wall Street Small Company Fund                  -$ 7,230,694
            The 59 Wall Street European Equity Fund               -$157,702,402
            The 59 Wall Street Pacific Basin Equity Fund          -$117,907,402



        (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fee payable to the Commission:

            The 59 Wall Street Small Company Fund                  -$2,765,960
            The 59 Wall Street European Equity Fund                -$5,384,989
            The 59 Wall Street Pacific Basin Equity Fund          -$22,153,003

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The 59 Wall Street Small Company Fund                  -$ 9,996,654
            The 59 Wall Street European Equity Fund               -$163,087,554
            The 59 Wall Street Pacific Basin Equity Fund          -$140,060,405


        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:                                       $         0

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):                                 -$96,571,851

        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                                  x .000278

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due):                 = $        0

6.      Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: _____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                            +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:

                                                                    = $       0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     January 30, 1999

     Method of Delivery:

          [ ]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ JOHN R. ELDER
                         John R. Elder
                         Treasurer

Date January 30, 1999

  *Please print the name and title of the signing officer below the signature.